UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Class A Ordinary shares Common Stock	Class A Ordinary shares	Class B Ordinary shares Common Stock		Class B Ordinary shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at the beginning at Jul. 07, 2020	$ 0		$ 0			$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jul. 07, 2020	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor			$ 690			24,310		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)			6,900,000
Net income (loss)					$ (20,233)		(20,233)	(20,233)
Balance at the end at Sep. 30, 2020			$ 690			24,310	(20,233)	4,767
Balance at the end (in shares) at Sep. 30, 2020			6,900,000
Balance at the beginning at Jul. 07, 2020	$ 0		$ 0			0	0	$ 0
Balance at the beginning (in shares) at Jul. 07, 2020	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units in initial public offering, net of fair value of public warrants (in shares)								3,600,000
Issuance of Class B ordinary shares to Sponsor								$ 25,000
Balance at the end at Jan. 11, 2021								(30,486,004)
Balance at the beginning at Jul. 07, 2020	$ 0		$ 0			0	0	0
Balance at the beginning (in shares) at Jul. 07, 2020	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)							(32,821)	(32,821)
Balance at the end at Dec. 31, 2020	$ 0		$ 690			24,310	(32,821)	(7,821)	[1],[2]
Balance at the end (in shares) at Dec. 31, 2020	0		6,900,000	[1],[2]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares subject to redemption						(24,310)	(29,575,286)	(29,599,596)
Net income (loss)						0	1,528,079	1,528,079
Balance at the end at Mar. 31, 2021			$ 690			0	(28,080,028)	(28,079,338)
Balance at the end (in shares) at Mar. 31, 2021			6,900,000
Balance at the beginning at Dec. 31, 2020	$ 0		$ 690			24,310	(32,821)	(7,821)	[1],[2]
Balance at the beginning (in shares) at Dec. 31, 2020	0		6,900,000	[1],[2]
Balance at the end at Jun. 30, 2021			$ 690			0	(38,525,417)	(38,524,727)
Balance at the end (in shares) at Jun. 30, 2021	0		(6,900,000)
Balance at the beginning at Dec. 31, 2020	$ 0		$ 690			24,310	(32,821)	$ (7,821)	[1],[2]
Balance at the beginning (in shares) at Dec. 31, 2020	0		6,900,000	[1],[2]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor (in shares)								1,100,000
Net income (loss)		$ (4,405,422)			(1,137,770)			$ (5,543,192)
Balance at the end at Sep. 30, 2021			$ 690			0	(35,151,299)	(35,150,609)
Balance at the end (in shares) at Sep. 30, 2021			6,900,000
Balance at the beginning at Mar. 31, 2021			$ 690			0	(28,080,028)	(28,079,338)
Balance at the beginning (in shares) at Mar. 31, 2021			6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						0	(10,445,389)	(10,445,389)
Balance at the end at Jun. 30, 2021			$ 690			0	(38,525,417)	(38,524,727)
Balance at the end (in shares) at Jun. 30, 2021	0		(6,900,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		$ 2,699,294			$ 674,824	0	3,374,118	3,374,118
Balance at the end at Sep. 30, 2021			$ 690			$ 0	$ (35,151,299)	$ (35,150,609)
Balance at the end (in shares) at Sep. 30, 2021			6,900,000

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).